Financial risk management - Fair value (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financial instruments and financial risk management
Transfers out of Level 1 to Level 2 assets		$ 0
Transfers out of Level 1 to Level 2 liabilities		0
Transfers out of Level 2 to Level 1 assets		0
Transfers out of Level 2 to Level 1 liabilities		0
Transfer into level 3 assets		0
Transfer out of level 3 assets		0
Transfer into level 3 liabilities		0
Transfer out of level 3 liabilities | €	€ 0
Level 1
Financial instruments and financial risk management
Non-current financial assets		35,710
Current financial assets		73,052	$ 130,290	$ 804,099
Cash Equivalents		997,092	858,291
Assets carried at fair value		1,105,854	988,581	804,099
Level 3
Financial instruments and financial risk management
Non-current financial assets		17,459	6,307	2,916
Assets carried at fair value		$ 17,459	$ 6,307	$ 2,916